Acquisitions and Divestitures - WideOpenWest, Inc. and Other (Details) - USD ($) $ in Billions	1 Months Ended
	Dec. 31, 2017	Aug. 31, 2017
WideOpenWest, Inc.
Business Acquisition [Line Items]
Business acquisition merger consideration	$ 0.2	$ 0.3